Changes in government grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Government grants [Line Items]
Government grants	₩ (522,476)	₩ (537,152)
Changes in government grants
Beginning balance	(522,476)	(537,152)
Receipt	(21,705)	(30,416)
Acquisitions	12,338	18,239
Offset the items of depreciation expense and others	37,331	40,028
Disposals	3,196	4,124
Others	(14,860)	(17,299)
Ending balance	(506,176)	(522,476)
Cash
Government grants [Line Items]
Government grants	0	0
Changes in government grants
Beginning balance	0	0
Receipt	(21,705)	(30,416)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	21,705	30,416
Ending balance	0	0
Land
Government grants [Line Items]
Government grants	(21,968)	(21,968)
Changes in government grants
Beginning balance	(21,968)	(21,968)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	151	0
Others	0	0
Ending balance	(21,817)	(21,968)
Buildings
Government grants [Line Items]
Government grants	(63,189)	(63,539)
Changes in government grants
Beginning balance	(63,189)	(63,539)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	6,214	6,836
Disposals	0	31
Others	(4,945)	(6,517)
Ending balance	(61,920)	(63,189)
Structures
Government grants [Line Items]
Government grants	(190,854)	(196,414)
Changes in government grants
Beginning balance	(190,854)	(196,414)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	9,373	10,292
Disposals	2,405	3,270
Others	(7,478)	(8,002)
Ending balance	(186,554)	(190,854)
Machinery
Government grants [Line Items]
Government grants	(173,242)	(183,188)
Changes in government grants
Beginning balance	(173,242)	(183,188)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	17,993	18,099
Disposals	635	823
Others	(4,293)	(8,976)
Ending balance	(158,907)	(173,242)
Vehicles
Government grants [Line Items]
Government grants	(4,220)	(6,322)
Changes in government grants
Beginning balance	(4,220)	(6,322)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	2,170	2,146
Disposals	5	0
Others	(230)	(44)
Ending balance	(2,275)	(4,220)
Equipment
Government grants [Line Items]
Government grants	(418)	(761)
Changes in government grants
Beginning balance	(418)	(761)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	262	365
Disposals	0	0
Others	(85)	(22)
Ending balance	(241)	(418)
Tools
Government grants [Line Items]
Government grants	(675)	(1,027)
Changes in government grants
Beginning balance	(675)	(1,027)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	281	432
Disposals	0	0
Others	(9)	(80)
Ending balance	(403)	(675)
Construction in progress
Government grants [Line Items]
Government grants	(54,740)	(49,084)
Changes in government grants
Beginning balance	(54,740)	(49,084)
Receipt	0	0
Acquisitions	12,338	18,239
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(18,809)	(23,895)
Ending balance	(61,211)	(54,740)
Finance lease assets
Government grants [Line Items]
Government grants	(26)	(27)
Changes in government grants
Beginning balance	(26)	(27)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	1
Disposals	0	0
Others	26	0
Ending balance	0	(26)
Investment properties
Government grants [Line Items]
Government grants	(50)	(83)
Changes in government grants
Beginning balance	(50)	(83)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	36	32
Ending balance	(13)	(50)
Software
Government grants [Line Items]
Government grants	(420)	(486)
Changes in government grants
Beginning balance	(420)	(486)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	202	254
Disposals	0	0
Others	(17)	(188)
Ending balance	(235)	(420)
Development expenditures
Government grants [Line Items]
Government grants	(2,110)	(3,702)
Changes in government grants
Beginning balance	(2,110)	(3,702)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	833	1,591
Disposals	0	0
Others	(215)	1
Ending balance	(1,492)	(2,110)
Intangible assets under development
Government grants [Line Items]
Government grants	(10,564)	(10,540)
Changes in government grants
Beginning balance	(10,564)	(10,540)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(465)	(24)
Ending balance	(11,029)	(10,564)
Usage rights of donated assets and other
Government grants [Line Items]
Government grants	0	(11)
Changes in government grants
Beginning balance	0	(11)
Receipt		0
Acquisitions		0
Offset the items of depreciation expense and others		11
Disposals		0
Others		0
Ending balance		0
Others
Government grants [Line Items]
Government grants	0	0
Changes in government grants
Beginning balance	0	0
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	2	0
Disposals	0	0
Others	(81)	0
Ending balance	₩ (79)	₩ 0